Vanguard Advice Select International Growth Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Admiral Prospectus [Member] | Vanguard Advice Select International Growth Fund | Admiral Shares
Prospectus [Line Items]
Annual Return [Percent]	17.10%	18.88%	15.32%	(37.57%)